Composition of Certain Financial Statement Captions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Composition Of Certain Financial Statement Captions [Abstract]
Depreciation expense	$ 0.3	$ 0.4